CURRENT ASSETS - CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Cash And Cash Equivalents [Abstract]
Schedule of Current Assets - Cash and Cash Equivalents

	2019		2018
Cash at bank and in hand	A$	28,701,791	A$	14,825,532
Short-term deposits		281,700		—

Cash and cash equivalents	A$	28,983,491	A$	14,825,532